UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01545

Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance Balanced Fund as of September 30, 2008 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At September 30, 2008, the Fund owned 85.1% of Capital Growth Portfolio’s outstanding interests, 66.5% of Investment Grade Income Portfolio’s outstanding interests and 0.9% of Large-Cap Value Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at September 30, 2008 is set forth below.

Investment	Value	% of Fund’s Net Assets
Capital Growth Portfolio (identified cost, $96,598,847)	$89,650,691	32.3%
Investment Grade Income Portfolio (identified cost, $94,202,565)	$91,508,208	33.0%
Large-Cap Value Portfolio (identified cost, $85,137,147)	$97,060,891	35.0%

Total Investments — 100.3% (identified cost, $275,938,559)	$278,219,790	100.3%

Other Assets, Less Liabilities — (0.3)%	$(804,357)	(0.3)%

Net Assets — 100%	$277,415,433	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Capital & Income Strategies Fund as of September 30, 2008 (Unaudited)

Eaton Vance Capital & Income Strategies Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At September 30, 2008, the Fund owned 0.3% of Boston Income Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests and 0.3% of Dividend Builder Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at September 30, 2008 is set forth below.

Investment	Value	% of Fund’s Net Assets
Boston Income Portfolio (identified cost, $5,718,541)	$5,070,846	32.9%
Large-Cap Value Portfolio (identified cost, $5,582,359)	$5,179,022	33.6%
Dividend Builder Portfolio (identified cost, $5,989,112)	$5,040,959	32.8%

Total Investments – 99.3% (identified cost, $17,290,012)	$15,290,827	99.3%

Other Assets, Less Liabilities – 0.7%	$104,794	0.7%

Net Assets – 100%	$15,395,621	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Dividend Builder Fund as of September 30, 2008 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2008, the value of the Fund’s investment in the Portfolio was $1,768,321,360 and the Fund owned 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 3.4%
General Dynamics Corp.	275,000	$20,245,500
Lockheed Martin Corp.	200,000	21,934,000
Raytheon Co.	325,000	17,390,750
		$59,570,250
Capital Markets — 1.2%
Goldman Sachs Group, Inc.	100,000	$12,800,000
Morgan Stanley	400,000	9,200,000
		$22,000,000
Commercial Banks — 2.0%
PNC Financial Services Group, Inc.	300,000	$22,410,000
U.S. Bancorp	375,000	13,507,500
		$35,917,500
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	800,000	$25,192,000
		$25,192,000
Computers & Peripherals — 2.5%
Hewlett-Packard Co.	425,000	$19,652,000
International Business Machines Corp.	210,000	24,561,600
		$44,213,600
Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	675,000	$31,522,500
		$31,522,500
Diversified Telecommunication Services — 8.9%
AT&T, Inc.	941,750	$26,293,660
Bell Aliant Regional Communications, Inc. (1)(2)	10,697	251,428
Deutsche Telekom AG	1,500,000	22,729,876
Koninklijke (Royal) KPN NV	2,300,000	33,142,146
Telefonica O2 Czech Republic AS	750,000	17,677,693
Telefonos de Mexico SA de CV (Telmex) ADR (3)	775,000	19,956,250
Telenor ASA	283,200	3,504,258
Telmex Internacional SAB de CV ADR (3)	625,000	8,125,000
Verizon Communications, Inc.	817,000	26,217,530
		$157,897,841
Electric Utilities — 15.3%
CEZ AS	575,000	$35,669,391
E.ON AG	375,000	18,834,090
E.ON AG ADR	260,000	12,610,000
Edison International	250,000	9,975,000
Entergy Corp. (3)	250,000	22,252,500
Exelon Corp.	625,000	39,137,500
FirstEnergy Corp.	650,000	43,543,500
Fortum Oyj	450,000	15,067,884
FPL Group, Inc.	381,860	19,207,558
ITC Holdings Corp.	410,784	21,266,288
RWE AG	220,000	20,927,134
Scottish and Southern Energy PLC	500,000	12,755,807
		$271,246,652

1

Electrical Equipment — 0.9%
Energy Conversion Devices, Inc. (1)	100,000	$5,825,000
Evergreen Solar, Inc. (1)(3)	1,000,000	5,520,000
Sunpower Corp., Class A (1)(3)	70,000	4,965,100
		$16,310,100
Energy Equipment & Services — 3.0%
Diamond Offshore Drilling, Inc.	115,000	$11,851,900
Schlumberger, Ltd.	325,000	25,379,250
Transocean, Inc. (1)	139,920	15,368,813
		$52,599,963
Food & Staples Retailing — 5.9%
CVS Caremark Corp.	800,000	$26,928,000
Kroger Co. (The)	1,350,000	37,098,000
Wal-Mart Stores, Inc.	675,000	40,425,750
		$104,451,750
Food Products — 1.8%
Nestle SA	750,000	$32,498,433
		$32,498,433
Gas Utilities — 0.6%
Enagas	500,000	$10,757,813
		$10,757,813
Health Care Equipment & Supplies — 5.3%
Becton, Dickinson and Co.	360,000	$28,893,600
Boston Scientific Corp. (1)	1,750,000	21,472,500
Covidien, Ltd.	525,000	28,224,000
Medtronic, Inc.	300,000	15,030,000
		$93,620,100
Health Care Providers & Services — 2.1%
Fresenius Medical Care AG & Co. KGaA	730,000	$37,704,954
		$37,704,954
Hotels, Restaurants & Leisure — 2.4%
McDonald’s Corp.	700,000	$43,190,000
		$43,190,000
Household Durables — 1.1%
Whirlpool Corp. (3)	250,000	$19,822,500
		$19,822,500
Independent Power Producers & Energy Traders — 1.5%
NRG Energy, Inc. (1)	1,105,000	$27,348,750
		$27,348,750
Insurance — 7.9%
ACE, Ltd.	385,571	$20,870,959
AFLAC, Inc.	600,000	35,250,000
Allianz SE	60,000	8,207,491
Chubb Corp.	650,000	35,685,000
Prudential PLC	1,400,000	12,798,220
Zurich Financial Services AG	100,000	27,764,916
		$140,576,586
IT Services — 2.9%
MasterCard, Inc., Class A (3)	140,000	$24,826,200
Visa, Inc., Class A	427,891	26,268,228
		$51,094,428
Leisure Equipment & Products — 1.5%
Mattel, Inc.	1,500,000	$27,060,000
		$27,060,000
Media — 1.5%
Comcast Corp., Class A	1,311,000	$25,734,930
		$25,734,930

2

Metals & Mining — 1.8%
BHP Billiton, Ltd. ADR (3)	200,000	$10,398,000
Goldcorp, Inc. (3)	675,000	21,350,250
		$31,748,250
Multiline Retail — 3.1%
JC Penney Co., Inc.	700,000	$23,338,000
Nordstrom, Inc.	400,000	11,528,000
Target Corp.	400,000	19,620,000
		$54,486,000
Multi-Utilities — 3.0%
GDF Suez, ADR (1)	668,179	$32,740,771
National Grid PLC	500,000	6,362,971
United Utilities Group PLC	1,197,727	14,902,220
		$54,005,962
Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	460,000	$22,314,600
Apache Corp.	250,000	26,070,000
ConocoPhillips	400,000	29,300,000
Occidental Petroleum Corp.	500,000	35,225,000
Southwestern Energy Co. (1)	400,000	12,216,000
		$125,125,600
Pharmaceuticals — 3.7%
Johnson & Johnson	300,000	$20,784,000
Novartis AG ADR	250,000	13,210,000
Schering-Plough Corp.	500,000	9,235,000
Teva Pharmaceutical Industries, Ltd., ADR (3)	500,000	22,895,000
		$66,124,000
Real Estate Investment Trusts (REITs) — 1.9%
Boston Properties, Inc.	155,600	$14,573,496
Simon Property Group, Inc.	200,000	19,400,000
		$33,973,496
Software — 0.5%
Microsoft Corp.	325,000	$8,674,250
		$8,674,250
Specialty Retail — 0.8%
Staples, Inc.	600,000	$13,500,000
		$13,500,000
Tobacco — 1.1%
Philip Morris International, Inc.	400,000	$19,240,000
		$19,240,000
Wireless Telecommunication Services — 2.3%
Rogers Communications, Inc., Class B (3)	500,000	$16,620,000
Vodafone Group PLC ADR	1,081,687	23,905,283
		$40,525,283
Total Common Stocks (identified cost $1,718,697,715)		$1,777,733,491

Other Investments — 0.0%

Description	Shares	Value
United Utilities PLC, Deferred Shares (1)(4)	1,550,000	$0
Total Other Investments (identified cost $0)		$0

3

Short-Term Investments — 7.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.77% (5)(6)	$127,604	$127,604,496
Total Short-Term Investments (identified cost $128,097,965)		$127,604,496
Total Investments — 107.4% (identified cost $1,846,795,680)		$1,905,337,987
Other Assets, Less Liabilities — (7.4)%		$(131,975,606)
Net Assets — 100.0%		$1,773,362,381

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of the securities is $251,428 or 0.01% of the Portfolio’s net assets.

(3)		All or a portion of this security was on loan at September 30, 2008.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio, an affiliated investment, for the fiscal year to date ended September 30, 2008 were $5,342,596 and $990,555, respectively.

(6)

The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan as of September 30, 2008.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested.  As of September 30, 2008, the Portfolio loaned securities having a market value of $120,877,019 and received $128,482,304 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	81.6%	$1,446,428,194
Germany	6.1	108,403,546
Switzerland	3.4	60,263,349
Czech Republic	3.0	53,347,084
United Kingdom	2.6	46,819,217
Netherlands	1.9	33,142,146
Finland	0.8	15,067,884
Spain	0.6	10,757,813
Norway	0.2	3,504,258
Long-Term Investments	100.2%	$1,777,733,491
Short-Term Investments		$127,604,496
Total Investments		$1,905,337,987

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,846,878,232
Gross unrealized appreciation	$156,243,144
Gross unrealized depreciation	(97,783,389)
Net unrealized appreciation	$58,459,755

4

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$1,573,781,262
Level 2	Other Significant Observable Inputs	331,556,725
Level 3	Significant Unobservable Inputs	—
Total		$1,905,337,987

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Emerging Markets Fund as of September 30, 2008 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2008, the value of the Fund’s investment in the Portfolio was $74,015,369 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.6%

Security	Shares	Value
Chemicals — 3.2%
Makhteshim-Agan Industries, Ltd.	120,066	$766,167
Taiwan Fertilizer Co., Ltd.	166,000	310,380
The Israel Corp., Ltd.	1,745	1,328,241
		$2,404,788
Commercial Banks — 10.8%
Banco do Brasil S.A.	163,350	$1,895,214
Bangkok Bank PCL	448,200	1,374,004
Credicorp, Ltd.	8,114	486,678
Grupo Financiero Banorte SAB de C.V.	526,650	1,672,833
Industrial and Commercial Bank of China, Ltd., Class H	1,308,000	790,600
Sberbank GDR	5,830	1,537,066
Turkiye Garanti Bankasi AS (1)	105,469	249,317
		$8,005,712
Computers & Peripherals — 2.7%
Wistron Corp.	1,595,287	$1,984,326
		$1,984,326
Construction & Engineering — 1.5%
Daelim Industrial Co., Ltd.	17,432	$1,082,996
		$1,082,996
Electrical Equipment — 1.3%
Shanghai Electric Group Co., Ltd., Class H (1)	3,034,000	$925,008
		$925,008
Electronic Equipment, Instruments & Components — 2.6%
Hon Hai Precision Industry Co., Ltd.	539,350	$1,933,799
		$1,933,799
Energy Equipment & Services — 1.5%
Tenaris S.A. ADR	30,477	$1,136,487
		$1,136,487
Food & Staples Retailing — 7.6%
President Chain Store Corp.	707,000	$2,086,357
Shinsegae Co., Ltd.	2,262	1,067,622
Wal-Mart de Mexico SAB de C.V.	499,800	1,742,208
X 5 Retail Group NV GDR (1)	35,470	750,190
		$5,646,377
Food Products — 1.7%
Bunge, Ltd.	19,450	$1,228,851
		$1,228,851
Gas Utilities — 1.1%
Perusahaan Gas Negara PT	3,656,000	$815,433
		$815,433
Hotels, Restaurants & Leisure — 1.8%
Resorts World Berhad	1,789,000	$1,332,718
		$1,332,718
Household Durables — 1.1%
Desarrolladora Homex SAB de CV (1)	112,800	$833,727
		$833,727
Industrial Conglomerates — 1.5%
Barloworld, Ltd.	145,703	$1,142,127
		$1,142,127

1

Insurance — 3.4%
Cathay Financial Holding Co., Ltd.	1,303,303	$1,801,539
Ping An Insurance Group Co., of China, Ltd.	117,500	688,120
		$2,489,659
Internet Software & Services — 1.7%
NHN Corp. (1)	9,970	$1,278,875
		$1,278,875
Machinery — 2.4%
PT United Tractors Tbk	1,848,583	$1,794,187
		$1,794,187
Metals & Mining — 6.9%
Cia Siderurgica Nacional S.A.	42,200	$875,087
Companhia Vale do Rio Doce ADR	87,300	1,671,795
Evraz Group S.A. GDR	8,300	313,740
Impala Platinum Holdings, Ltd.	53,750	1,097,718
Mechel, ADR	20,900	375,364
Shougang Concord International Enterprises Co., Ltd.	5,556,000	800,988
		$5,134,692
Oil, Gas & Consumable Fuels — 10.8%
CNOOC, Ltd.	1,434,000	$1,611,054
OAO Gazprom ADR	45,000	1,273,500
PetroChina Co., Ltd., Class H	1,546,000	1,604,998
Petroleo Brasileiro S.A.	121,300	2,615,972
Sasol, Ltd.	20,200	862,499
		$7,968,023
Personal Products — 1.3%
Amorepacific Corp.	1,844	$997,070
		$997,070
Real Estate Management & Development — 1.0%
Guangzhou R&F Properties Co., Ltd., Class H	774,000	$710,777
		$710,777
Road & Rail — 1.1%
All America Latina Logistica S.A.	120,400	$815,795
		$815,795
Semiconductors & Semiconductor Equipment — 5.1%
Samsung Electronics Co., Ltd.	3,490	$1,599,306
Taiwan Semiconductor Manufacturing Co., Ltd.	1,276,704	2,143,303
		$3,742,609
Tobacco — 2.7%
KT&G Corp.	26,840	$2,003,260
		$2,003,260
Transportation Infrastructure — 1.0%
Cosco Pacific, Ltd.	616,000	$707,041
		$707,041
Wireless Telecommunication Services — 10.8%
America Movil SAB de CV, Class L	842,150	$1,943,765
China Mobile, Ltd.	125,500	1,257,300
Mobile TeleSystems ADR	39,600	2,217,996
MTN Group, Ltd.	182,100	2,570,559
		$7,989,620
Total Common Stocks (identified cost $77,727,353)		$64,103,957

2

Preferred Stocks — 4.1%

Security	Shares	Value
Electric Utilities — 4.1%
Cia Energetica de Minas Gerais	158,221	$3,059,511
		$3,059,511
Total Preferred Stocks (identified cost $1,112,124)		$3,059,511

Warrants — 8.7%

Security	Shares	Value
Commercial Banks — 0.6%
Commercial Bank of Qatar, Exp. 8/20/09 (1)	15,500	$444,385
		$444,385
Diversified Financial Services — 2.3%
Bharti Airtel, Ltd., Exp. 10/24/12 (1) (2)	96,270	$1,702,246
		$1,702,246
Electric Utilities — 0.9%
Tata Power Co., Ltd., Exp. 3/28/12 (1)	33,750	$651,713
		$651,713
Household Products — 2.6%
Hindustan Unilever, Ltd., Exp. 1/08/09 (1)	362,930	$1,948,934
		$1,948,934
Thrifts & Mortgage Finance — 2.3%
Housing Development Finance Corporation Ltd., Exp. 5/04/12 (1)	36,305	$1,656,960
		$1,656,960
Total Warrants (identified cost $7,016,843)		$6,404,238
Total Investments — 99.4% (identified cost $85,856,320)		$73,567,706
Other Assets, Less Liabilities — 0.6%		$447,903
Net Assets — 100.0%		$74,015,609

Country Concentration of Portfolio

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
(1)		Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of the securities is $1,702,246 or 2.3% of the Portfolio’s net assets.

3

	Percentage
Country	of Net Assets	Value
Brazil	16.4%	$12,162,225
Taiwan	13.9	10,259,704
China	12.3	9,095,886
Republic of Korea	10.9	8,029,129
Russia	8.7	6,467,856
Mexico	8.4	6,192,533
India	8.0	5,959,852
South Africa	7.7	5,672,903
Indonesia	3.5	2,609,620
Israel	2.8	2,094,409
Thailand	1.9	1,374,004
Malaysia	1.8	1,332,718
Argentina	1.5	1,136,487
Peru	0.7	486,678
Qatar	0.6	444,385
Turkey	0.3	249,317
	99.4%	$73,567,706

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,836,996
Gross unrealized appreciation	$7,895,350
Gross unrealized depreciation	(21,164,640)
Net unrealized depreciation	$(13,269,290)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$26,610,961
Level 2	Other Significant Observable Inputs	46,956,745
Level 3	Significant Unobservable Inputs	—
Total		$73,567,706

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Equity Asset Allocation Fund as of September 30, 2008 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At September 30, 2008, the Fund owned 9.9% of International Equity Portfolio’s outstanding interests, 3.7% of Large-Cap Growth Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests, 0.7% of Multi-Cap Growth Portfolio’s outstanding interests, 1.6% of Small-Cap Portfolio’s outstanding interests and 4.8% of SMID-Cap Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at September 30, 2008 is set forth below.

Investment	Value	% of Fund’s Net Assets
International Equity Portfolio (identified cost, $4,025,368)	$3,260,221	20.3%
Large-Cap Growth Portfolio (identified cost, $4,451,947)	$3,966,156	24.8%
Large-Cap Value Portfolio (identified cost, $4,048,362)	$3,773,368	23.6%
Multi-Cap Growth Portfolio (identified cost, $1,898,920)	$1,622,834	10.1%
Small-Cap Portfolio (identified cost, $1,384,288)	$1,306,034	8.2%
SMID-Cap Portfolio (identified cost, $2,315,250)	$2,130,051	13.3%

Total Investments — 100.3% (identified cost, $18,124,135)	$16,058,664	100.3%

Other Assets, Less Liabilities — (0.3)%	$(41,375)	(0.3)%

Net Assets — 100%	$16,017,289	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Greater India Fund as of September 30, 2008 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2008, the value of the Fund’s investment in the Portfolio was $673,649,204 and the Fund owned 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.8%

Security	Shares	Value
India — 91.8%
Beverages — 2.6%
United Spirits Ltd.	644,316	$17,436,062
		$17,436,062
Commercial Banks — 10.2%
Canara Bank Ltd.	1,881,824	$7,669,910
HDFC Bank Ltd.	727,909	18,930,704
ICICI Bank Ltd.	2,699,566	30,755,082
Union Bank of India Ltd.	3,576,201	11,065,463
		$68,421,159
Construction & Engineering — 6.0%
Jaiprakash Associates Ltd.	6,553,165	$15,637,031
Larsen & Toubro Ltd.	467,552	24,469,913
		$40,106,944
Construction Materials — 1.6%
Grasim Industries Ltd.	192,644	$6,955,210
Ultra Tech Cement Ltd.	340,116	3,851,373
		$10,806,583
Diversified Financial Services — 2.3%
Power Finance Corporation Ltd.	5,868,457	$15,706,902
		$15,706,902
Diversified Telecommunication Services — 4.1%
Bharti Airtel Ltd. (1)	1,650,116	$27,686,210
		$27,686,210
Electric Utilities — 4.1%
Reliance Infrastructure Ltd.	565,150	$9,612,501
Tata Power Co. Ltd.	905,489	17,657,691
		$27,270,192
Electrical Equipment — 6.6%
ABB Ltd.	524,500	$8,860,015
Areva T&D India Ltd.	366,127	11,171,988
Bharat Heavy Electricals Ltd.	666,739	22,765,467
Sterlite Industries India Ltd.	80,555	738,974
Suzlon Energy Ltd.	375,327	1,223,416
		$44,759,860
Energy Equipment & Services — 2.4%
Aban Offshore Ltd.	376,252	$16,480,932
		$16,480,932
Gas Utilities — 2.7%
GAIL India Ltd.	2,104,334	$18,381,468
		$18,381,468
IT Services — 9.1%
Infosys Technologies Ltd.	655,592	$19,722,987
Mphasis Limited	2,197,879	8,841,562
Satyam Computer Services Ltd.	2,406,635	15,338,590
Tata Consultancy Services Ltd.	1,210,922	17,215,828
		$61,118,967
Machinery — 1.6%
BEML Limited	716,301	$10,506,574
		$10,506,574

1

Media — 2.5%
Zee Entertainment Enterprises Ltd.	4,020,686	$16,909,057
		$16,909,057
Metals & Mining — 4.9%
Jindal Steel & Power Ltd.	422,111	$11,515,949
Sesa GOA Ltd.	1,338,940	3,430,662
Steel Authority of India	976,614	2,674,662
Tata Steel Ltd.	1,669,867	15,285,007
		$32,906,280
Oil, Gas & Consumable Fuels — 11.7%
Oil & Natural Gas Corp Ltd.	766,073	$16,900,869
Reliance Industries Ltd.	1,481,267	61,577,504
		$78,478,373
Pharmaceuticals — 4.5%
Glenmark Pharmaceuticals Ltd.	1,078,940	$11,290,453
Sun Pharmaceutical Industries Ltd.	605,666	19,151,495
		$30,441,948
Real Estate Management & Development — 2.8%
DLF Ltd.	1,050,011	$7,943,086
Indiabulls Real Estate Ltd.	2,376,918	8,700,496
Sobha Developers Ltd.	651,615	2,396,426
		$19,040,008
Software — 1.2%
Financial Technologies (India) Ltd.	360,865	$8,007,015
		$8,007,015
Thrifts & Mortgage Finance — 4.7%
Housing Development Finance Corp. Ltd.	682,144	$31,381,500
		$31,381,500
Tobacco — 2.8%
ITC Ltd.	4,745,097	$19,033,774
		$19,033,774
Transportation Infrastructure — 0.5%
Mundra Port and Sez Ltd.	396,942	$3,663,331
		$3,663,331
Wireless Telecommunication Services — 2.9%
Reliance Communications Ltd.	2,744,160	$19,611,352
		$19,611,352
Total India (identified cost $838,633,074)		$618,154,491
Sri Lanka — 1.0%
Industrial Conglomerates — 0.7%
John Keells Holdings Ltd.	6,019,840	$4,814,759
		$4,814,759
Wireless Telecommunication Services — 0.3%
Dialog Telekom Ltd.	30,080,680	$2,225,108
		$2,225,108
Total Sri Lanka (identified cost $15,048,357)		$7,039,867
Total Common Stocks (identified cost $853,681,431)		$625,194,358

2

Index Funds — 3.0%

Security	Shares	Value
India — 3.0%
Banking Index Benchmark Exchange Traded Scheme - Bank BeES (1)	1,610,000	$19,941,246
		$19,941,246
Total India (identified cost $28,003,647)		$19,941,246
Total Index Funds (identified cost $28,003,647)		$19,941,246
Total Investments — 95.8% (identified cost $881,685,078)		$645,135,604
Other Assets, Less Liabilities — 4.2%		$28,514,389
Net Assets — 100.0%		$673,649,993

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$882,063,613
Gross unrealized appreciation	$80,706,448
Gross unrealized depreciation	(317,634,457)
Net unrealized depreciation	$(236,928,009)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$7,039,867
Level 2	Other Significant Observable Inputs	638,095,737
Level 3	Significant Unobservable Inputs	—
Total		$645,135,604

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Institutional Short Term Income Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 57.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 57.9%
Abbey National North America, LLC, 2.60%, 11/12/08	$300	$299,090
Abbey National North America, LLC, 2.735%, 12/4/08	500	497,569
Alcon Capital Company, 2.20%, 10/6/08 (1)	1,000	999,694
Australia and New Zealand Banking Group, Ltd., 2.72%, 10/16/08 (1)	500	499,433
Bank America Corp., 2.45%, 10/17/08	600	599,347
Bank America Corp., 2.57%, 10/16/08	300	299,679
Bank of Nova Scotia, 5.00%, 10/1/08	500	500,000
Barclays U.S., LLC, 2.55%, 10/2/08	400	399,972
Barton Capital Corp., LLC, 2.77%, 11/14/08 (1)	751	748,458
Barton Capital Corp., LLC, 2.80%, 10/1/08 (1)	250	250,000
BNP Paribas Finance, Inc., 2.65%, 11/10/08	700	697,939
BNP Paribas Finance, Inc., 2.84%, 11/10/08	500	498,422
CAFCO, LLC, 2.74%, 10/23/08 (1)	500	499,163
CAFCO, LLC, 2.82%, 10/23/08 (1)	350	349,397
Cargill Inc., 3.25%, 10/6/08 (1)	500	499,774
Caterpillar Financial Services, 2.23%, 10/27/08	500	499,195
CBA Finance, 2.57%, 10/8/08	352	351,824
CIESCO, LLC, 2.76%, 10/15/08 (1)	500	499,463
CIESCO, LLC, 2.78%, 10/20/08 (1)	500	499,266
CRC Funding, LLC, 2.75%, 10/23/08 (1)	500	499,159
CRC Funding, LLC, 2.78%, 11/5/08 (1)	250	249,324
Fortis Funding, LLC, 2.83%, 10/23/08 (1)	500	499,136
General Electric Capital Corp., 2.52%, 12/8/08	1,500	1,492,860
Hewlett Packard Co., 3.00%, 10/1/08 (1)	500	500,000
HSBC Finance Corp., 2.55%, 10/27/08	1,000	998,158
HSBC Finance Corp., 2.70%, 10/6/08	260	259,902
ING (US) Funding, LLC, 2.70%, 11/3/08	750	748,144
ING (US) Funding, LLC, 2.70%, 11/25/08	503	500,925
ING (US) Funding, LLC, 2.73%, 10/7/08	600	599,727
KittyHawk Funding Corp., 2.78%, 11/14/08 (1)	637	634,836
Macquarie Bank, Ltd., 2.905%, 12/9/08 (1)	1,000	994,432
Metlife, Inc., 3.00%, 10/6/08 (1)	500	499,792
National Australia Bank, 2.71%, 11/4/08	500	498,720
Old Line Funding, LLC, 2.75%, 11/3/08	537	535,646
Old Line Funding, LLC, 2.77%, 10/20/08	500	499,269
Old Line Funding, LLC, 2.80%, 11/3/08	500	498,717
Pepsi Bottling Group, Inc., 2.00%, 10/3/08 (1)	500	499,944
Praxair, Inc., 2.07%, 10/14/08	600	599,552
Praxair, Inc., 2.45%, 10/3/08	400	399,946
Procter and Gamble, Co., 2.20%, 10/24/08 (1)	500	499,297
Procter and Gamble, Co., 2.40%, 10/7/08	450	449,820
Ranger Funding Co., LLC, 2.70%, 10/8/08 (1)	527	526,724
Ranger Funding Co., LLC, 2.725%, 11/12/08	422	420,658
Royal Bank of Scotland, 2.42%, 10/14/08	500	499,563
Sheffield Receivables Corp., 2.67%, 10/7/08 (1)	500	499,777
Societe General North America, Inc., 2.75%, 10/20/08	140	139,797
Societe General North America, Inc., 2.75%, 12/11/08	500	497,288
Societe General North America, Inc., 2.77%, 12/2/08	500	497,615
Societe General North America, Inc., 2.80%, 11/19/08	500	498,094
Toyota Motor Credit Co., 2.64%, 10/22/08	1,000	998,460
UBS Finance Delaware, LLC, Corp., 2.70%, 10/23/08	250	249,588
UBS Finance Delaware, LLC, Corp., 2.95%, 10/27/08	500	498,935
Yorktown Capital, LLC, 2.70%, 10/21/08	506	505,241
Yorktown Capital, LLC, 2.77%, 10/20/08 (1)	500	499,269
Yorktown Capital, LLC, 2.78%, 12/12/08 (1)	491	488,270
		$29,264,270
Total Commercial Paper (identified cost $29,264,270)		$29,264,270

1

Mortgage Pass-Throughs — 7.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Fannie Mae Discount Note, 2.20%, 10/29/08	$1,335	$1,332,716
Fannie Mae Discount Note, 2.40%, 11/4/08	700	698,413
Federal Home Loan Discount Note, 2.40%, 10/28/08	1,325	1,322,615
Federal Home Loan Discount Note, 2.55%, 11/14/08	348	346,915
Total Mortgage Pass-Throughs (identified cost $3,700,659)		$3,700,659

Commercial Mortgage-Backed Securities — 15.0%

	Principal
	Amount
Security	(000’s omitted)	Value
GSMS, Series 2001-Rock, Class A2FL, 2.846%, 5/3/18 (2) (3) (4)	$3,000	$2,957,330
JPMCC, Series 2005-FL1A, Class A1, 2.598%, 2/15/19 (2) (3) (4)	73	69,274
JPMCC, Series 2006-FL2A, Class A2, 2.618%, 11/15/18 (2) (3) (4)	5,000	4,538,749
Total Commercial Mortgage-Backed Securities (identified cost $8,222,845)		$7,565,353

Asset-Backed Securities — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
CHAMT, Series 2003-6, Class A, 2.568%, 2/15/11 (3)	$175	$174,872
Total Asset-Backed Securities (identified cost $174,941)		$174,872

Repurchase Agreements — 19.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Morgan Stanley Repurchase Agreement, dated 9/30/08, due 10/1/08, with a maturity value of $9,858,411 and an effective yield of 1.50%, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 7.63%, maturity dates ranging from 10/10/08 to 7/15/13 and an aggregate market value of $10,014,091.	$9,858	$9,858,000
Total Repurchase Agreements (identified cost $9,858,000)		$9,858,000
Total Investments — 100.0% (identified cost $51,138,463)		$50,563,154
Other Assets, Less Liabilities — 0.0%		$2,393
Net Assets — 100.0%		$50,565,547

CHAMT	—	Chase Credit Card Master Trust
GSMS	—	GS Mortgage Securities Corporation II
JPMCC	—	JP Morgan Chase Commercial Mortgage Security Corp.
(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of the securities is $7,565,353 or 15.0% of the Fund’s net assets.

(3)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2008.
(4)		Private placement security that may be resold to qualified investors.

2

The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of  investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,138,463
Gross unrealized appreciation	$—
Gross unrealized depreciation	(575,309)
Net unrealized depreciation	$(575,309)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	50,563,154
Level 3	Significant Unobservable Inputs	—
Total		$50,563,154

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Institutional Short Term Treasury Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Repurchase Agreements — 49.9%

	Principal
	Amount
Security	(000’s omitted)	Value
JP Morgan Chase Repurchase Agreement, dated 9/30/08, due 10/1/08, with a maturity value of $17,227,024 and an effective yield of 0.05%, collateralized by U.S. Treasury Obligations with a rate of 4.875%, maturity dates ranging from 4/30/11 to 2/15/12 and an aggregate market value of $17,430,278.	$17,227	$17,227,000
Morgan Stanley Repurchase Agreement, dated 9/30/08, due 10/1/08, with a maturity value of $17,227,048 and an effective yield of 0.10%, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 4.25%, maturity dates ranging from 10/23/08 to 7/15/13 and an aggregate market value of $17,558,744.	17,227	17,227,000
Total Repurchase Agreements (identified cost $34,454,000)		$34,454,000
Total Investments — 49.9% (identified cost $34,454,000)		$34,454,000
Other Assets, Less Liabilities — 50.1%		$34,594,558
Net Assets — 100.0%		$69,048,558

The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,454,000
Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized depreciation	$—

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	34,454,000
Level 3	Significant Unobservable Inputs	—
Total		$34,454,000

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies. Please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

1

Eaton Vance Investment Grade Income Fund  as of September 30, 2008 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2008, the value of the Fund’s investment in the Portfolio was $5,389,070 and the Fund owned 3.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 21.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Appliances — 0.5%
Whirlpool Corp., 6.125%, 6/15/11	$320	$327,699
Whirlpool Corp., MTN, 5.50%, 3/1/13	380	371,919
		$699,618
Banks — 0.6%
National Australia Bank, 8.60%, 5/19/10	$690	$722,699
National City Corp., 5.75%, 2/1/09	315	192,691
		$915,390
Beverages — 0.4%
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	$750	$609,374
		$609,374
Building and Development — 0.1%
K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$178,500
		$178,500
Diversified Manufacturing — 1.1%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$65,204
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,342,250
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	92,093
		$1,499,547
Drugs — 0.3%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$360,507
		$360,507
Financial Services — 8.2%
American Express Credit Corp., 7.30%, 8/20/13	$465	$448,955
American General Finance Corp., MTN, 5.40%, 12/1/15	1,475	729,061
Associates Corp., N.A., 5.96%, 5/15/37	30	29,385
Bear Stearns Co., Inc., 7.25%, 2/1/18	735	708,519
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	401,070
CIT Group, Inc., 5.80%, 10/1/36	710	325,215
Citigroup, Inc., 6.125%, 5/15/18	745	617,921
Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	1,100	1,011,892
General Electric Capital Corp., 5.625%, 5/1/18	1,670	1,414,099
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,155	962,030
HSBC Finance Corp., 5.25%, 1/14/11	775	761,870
IBM International Group Capital, 5.05%, 10/22/12	810	817,504
Janus Capital Group, Inc., 6.70%, 6/15/17	755	649,381
JP Morgan Chase & Co., 5.15%, 10/1/15	300	270,246
Merrill Lynch & Co., 5.70%, 5/2/17	785	643,565
Morgan Stanley, MTN, 6.625%, 4/1/18 (1)	840	556,765
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	1,105	986,667
		$11,334,145
Foods — 3.2%
ConAgra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,229,194
Delhaize Group, 6.50%, 6/15/17	500	474,346
General Mills, Inc., 5.65%, 9/10/12	180	181,836
General Mills, Inc., 5.70%, 2/15/17	525	509,516
Kraft Foods, Inc., 6.875%, 1/26/39	650	593,819
Kroger Co., 6.80%, 4/1/11	595	613,009
McDonald’s Corp., 5.80%, 10/15/17	865	861,677
		$4,463,397

Health Services — 0.4%
Laboratory Corp. of America, 5.50%, 2/1/13	$545	$529,756
		$529,756
Household Products — 0.4%
Procter and Gamble Co., 4.95%, 8/15/14	$495	$500,851
		$500,851
Lodging and Gaming — 0.2%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$277,500
		$277,500
Medical Products — 0.9%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,179,067
		$1,179,067
Oil and Gas-Equipment and Services — 1.7%
Burlington Resources, 9.875%, 6/15/10	$635	$694,163
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,579,279
		$2,273,442
Oil and Gas-U.S. Exploration and Production — 0.5%
XTO Energy, Inc., 6.25%, 8/1/17	$685	$647,420
		$647,420
Retail-Department Stores — 0.3%
Federated Retail Holding, 5.90%, 12/1/16	$500	$412,803
		$412,803
Retail-Drug Stores — 0.4%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$599,069
		$599,069
Retail-Specialty and Apparel — 0.5%
Costco Wholesale Corp., 5.50%, 3/15/17	$730	$724,872
		$724,872
Software — 0.4%
Oracle Corp., 6.50%, 4/15/38	$600	$547,171
		$547,171
Super Regional Banks — 1.1%
Bank of America Corp., 5.49%, 3/15/19	$750	$582,075
Wells Fargo & Co., 5.25%, 10/23/12	905	869,443
		$1,451,518
Utilities — 0.6%
Georgia Power Co., 5.70%, 6/1/17	$865	$844,741
		$844,741
Total Corporate Bonds (identified cost $33,307,635)		$30,048,688

Agency Mortgage-Backed Securities — 38.4%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$609	$583,272
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	48	49,298
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	396	403,825
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	642	654,953
FHLMC, Gold Pool #G04309, 5.50%, 5/1/38	8,858	8,813,534
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	3,844	3,814,138
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	21	20,535
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	13	13,081
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	437	439,271
FHLMC, PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	319	325,276

FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	$5	$5,360
FNMA, Pool #256673, 5.50%, 4/1/37	6,497	6,479,367
FNMA, Pool #448183, 5.50%, 10/1/13	69	69,942
FNMA, Pool #535454, 6.00%, 2/1/15	142	145,047
FNMA, Pool #545937, 6.00%, 6/1/14	127	129,739
FNMA, Pool #545948, 6.00%, 12/1/14	93	95,105
FNMA, Pool #888222, 6.00%, 2/1/37	9,295	9,421,186
FNMA, Pool #889040, 5.00%, 6/1/37	3,369	3,283,011
FNMA, Pool #918109, 5.00%, 5/1/37	7,140	6,953,844
FNMA, Pool #929009, 6.00%, 1/1/38	5,644	5,721,015
FNMA, Pool #257169, 4.50%, 3/1/38	4,437	4,182,698
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	874	891,997
GNMA, Pool #781412, 6.50%, 2/15/17	352	365,535
Total Agency Mortgage-Backed Securities (identified cost $52,536,964)		$52,861,029

Commercial Mortgage-Backed Securities — 6.8%

	Principal
	Amount
Security	(000’s omitted)	Value
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	$21	$20,691
FUCMT, Series 1999-C1, Class A2, 6.07%, 10/15/35	161	160,724
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	633	619,297
GSMS, Series 2001-Rock, Class A2FL, 2.846%, 5/3/18 (2) (3) (4)	2,000	1,971,553
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	352	342,148
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	866,404
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	878,393
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,360,320
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,022,033
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	71	71,009
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	855	801,872
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,220,679
Total Commercial Mortgage-Backed Securities (identified cost $9,710,241)		$9,335,123

Asset Backed Securities — 2.7%

	Principal
	Amount
Security	(000’s omitted)	Value
CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,098,038
CHAMT, Series 2003-6, Class A, 2.60%, 2/15/11 (3)	1,000	999,538
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	575,870
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	563,625
USAOT, Series 2007-2, Class A2, 5.04%, 4/15/10	465	465,783
Total Asset Backed Securities (identified cost $3,769,068)		$3,702,854

U.S. Government Agency Bonds — 7.9%

	Principal
	Amount
Security	(000’s omitted)	Value
FNMA, 4.125%, 4/15/14	$3,000	$3,001,644
FNMA, 4.75%, 11/19/12	6,500	6,728,130
FNMA, 4.875%, 12/15/16	1,065	1,083,333
Total U.S. Government Agency Bonds (identified cost $10,716,785)		$10,813,107

U.S. Treasury Obligations — 17.5%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36	$3,500	$3,593,516
U.S. Treasury Bond, 6.375%, 8/15/27	8,000	9,975,008
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14	3,571	3,564,586
U.S. Treasury Note, 4.625%, 2/15/17	6,500	6,918,951
Total U.S. Treasury Obligations (identified cost $22,876,164)		$24,052,061

Preferred Securities — 1.6%

Security	Shares	Value
Commercial Banks — 0.1%
National City Corp., Series F, 9.875% (3)	17,000	$140,250
		$140,250
Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.875%, (3) (4)	8,000	$806,130
		$806,130
Insurance — 0.9%
RAM Holdings, Ltd., Series A, 7.50% (3)	2,000	$1,295,750
		$1,295,750
Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50% (4)	21,150	$212
		$212
Total Preferred Securities (identified cost $3,605,443)		$2,242,342

Interest Rate Swaptions — 0.2%

Description	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.44%, expires 2/11/09	$3,500,000	$35,910
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.45%, expires 2/12/09	6,500,000	149,305
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.81%, expires 2/11/10	6,000,000	115,260
Total Interest Rate Swaptions (identified cost $532,624)		$300,475

Short-Term Investments — 4.1%

Commercial Paper — 1.1%

	Principal
	Amount
Security	(000’s omitted)	Value
CAFCO, LLC, 2.74%, 10/23/08 (5)	$500	$499,163
CIESCO, LLC, 2.78%, 11/3/08 (5)	500	498,726
Kitty Hawk Funding Corp., 2.70%, 10/2/08 (5)	500	499,962
Total Commercial Paper (identified cost $1,497,851)		$1,497,851

Other Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.77% (6) (7)	$405	$404,793
Cash Management Portfolio, 2.18% (6)	3,761	3,760,797

Total Other Short-Term Investments (identified cost $4,191,482)	$4,165,590
Total Short-Term Investments (identified cost $5,689,333)	$5,663,441
Total Investments — 101.0% (identified cost $142,744,257)	$139,019,120
Other Assets, Less Liabilities — (1.0)%	$(1,412,511)
Net Assets — 100.0%	$137,606,609

CHAIT	—	Chase Issuance Trust
CHAMT	—	Chase Credit Card Master Trust
CMO	—	Collateralized Mortgage Obligations
CSFB	—	Credit Suisse First Boston
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FUCMT	—	First Union Commercial Mortgage Trust
GECMC	—	General Electric Commercial Mortgage Corporation
GNMA	—	Government National Mortgage Association (Ginnie Mae)
GSMS	—	GS Mortgage Securities Corporation II
HAROT	—	Honda Auto Receivables Owner Trust
HART	—	Hyundai Auto Receivables Trust
L-UCMT	—	LB-UBS Commercial Mortgage Trust
MLMT	—	Merrill Lynch Mortgage Trust
MTN	—	Medium-Term Note
NASC	—	Nomura Asset Securities Corporation
PAC	—	Planned Amortization Class
PPTT	—	Preferred Pass-Through Trust
USAOT	—	USAA Auto Owner Trust
WBCMT	—	Wachovia Bank Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at September 30, 2008.
(2)	Private placement security that may be resold to qualified investors.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2008, the aggregate value of the securities is $2,777,895 or 2.0% of the Portfolio’s net assets.

(5)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  September 30, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from Cash Management Portfolio for the fiscal year to date ended September 30, 2008 were $224,746 and $168,868, respectively.

(7)

The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash received for securities on loan as of October 31, 2008. Other Assets, Less Liabilities include an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of September 30, 2008, the Fund loaned securities having a market value of $459,044 and received $470,000 of cash collateral for the loans.

A summary of financial instruments at September 30, 2008 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
12/08	100 10-Year U.S. Treasury Note	Long	$11,553,475	$11,462,500	$(90,975)
12/08	25 2-Year U.S. Treasury Note	Short	(5,317,882)	(5,335,938)	(18,056)
12/08	50 U.S. Treasury Bond	Short	(5,952,950)	(5,858,594)	94,356
					$(14,675)

Credit Default Swaps

			Notional
			Amount	Pay/Receive		Net Unrealized
	Reference		(000’s	Annual	Termination	Appreciation
Counterparty	Entity	Buy/Sell	omitted)	Fixed Rate	Date	(Depreciation)
JP Morgan Chase, N.A.	HSBC Capital Funding, LP (Preferred)	Sell	$2,000	0.350%	6/20/2011	$(123,664)
JP Morgan Chase, N.A.	HSBC Bank, PLC	Buy	2,000	0.095	6/20/2011	36,608
HSBC Bank, USA	Pulte Homes, Inc.	Sell	1,000	0.880	6/20/2012	(53,606)
						$(140,662)

At September 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,027,414
Gross unrealized appreciation	$1,723,148
Gross unrealized depreciation	(5,731,442)
Net unrealized depreciation	$(4,008,294)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$5,601,801	$(14,675)
Level 2	Other Significant Observable Inputs	133,417,319	(140,662)
Level 3	Significant Unobservable Inputs	—	—
Total		$139,019,120	$(155,337)

*Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Large-Cap Growth Fund  as of September 30, 2008 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2008, the value of the Fund’s investment in the Portfolio was $88,044,488 and the Fund owned approximately 81.8% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Aerospace & Defense — 4.1%
General Dynamics Corp.	17,300	$1,273,626
Rockwell Collins, Inc.	25,500	1,226,295
United Technologies Corp.	31,700	1,903,902
		$4,403,823
Air Freight & Logistics — 1.2%
FedEx Corp.	16,000	$1,264,640
		$1,264,640
Beverages — 3.5%
Coca-Cola Co. (The)	28,900	$1,528,232
PepsiCo, Inc.	30,850	2,198,680
		$3,726,912
Biotechnology — 4.2%
Genentech, Inc. (1)	17,500	$1,551,900
Genzyme Corp. (1)	22,000	1,779,580
Gilead Sciences, Inc. (1)	25,200	1,148,616
		$4,480,096
Capital Markets — 1.8%
Invesco, Ltd.	61,000	$1,279,780
Morgan Stanley	28,400	653,200
		$1,932,980
Chemicals — 3.0%
Air Products and Chemicals, Inc.	9,600	$657,504
Ecolab, Inc.	26,000	1,261,520
Monsanto Co.	13,700	1,356,026
		$3,275,050
Commercial Services & Supplies — 1.5%
Waste Management, Inc.	51,000	$1,605,990
		$1,605,990
Communications Equipment — 6.4%
Cisco Systems, Inc. (1)	130,200	$2,937,312
QUALCOMM, Inc.	69,200	2,973,524
Research In Motion, Ltd. (1)	15,000	1,024,500
		$6,935,336
Computer Peripherals — 5.4%
Apple, Inc.(1)	19,500	$2,216,370
Hewlett-Packard Co.	46,500	2,150,160
International Business Machines Corp.	12,000	1,403,520
		$5,770,050
Electrical Equipment — 2.7%
Emerson Electric Co.	25,200	$1,027,908
Sunpower Corp., Class A (1) (2)	15,000	1,063,950
Sunpower Corp., Class B (1)	12,449	859,581
		$2,951,439
Electronic Equipment, Instruments & Components — 1.0%
Agilent Technologies, Inc. (1)	37,500	$1,112,250
		$1,112,250
Energy Equipment & Services — 4.6%
Halliburton Co.	35,600	$1,153,084
Schlumberger, Ltd.	24,000	1,874,160
Transocean, Inc. (1)	17,504	1,922,639
		$4,949,883

1

Food & Staples Retailing — 4.4%
CVS Caremark Corp.	30,224	$1,017,340
Kroger Co. (The)	35,000	961,800
Wal-Mart Stores, Inc.	45,700	2,736,973
		$4,716,113
Food Products — 1.9%
Nestle SA	26,000	$1,126,612
William Wrigley Jr. Co.	12,000	952,800
		$2,079,412
Health Care Equipment & Supplies — 8.0%
Becton, Dickinson and Co.	14,000	$1,123,640
Boston Scientific Corp. (1)	140,000	1,717,800
Covidien, Ltd.	28,000	1,505,280
Medtronic, Inc.	40,000	2,004,000
St. Jude Medical, Inc. (1)	30,600	1,330,794
Zimmer Holdings, Inc. (1)	15,100	974,856
		$8,656,370
Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp. (1)	66,000	$981,420
		$981,420
Household Products — 1.9%
Colgate-Palmolive Co.	27,000	$2,034,450
		$2,034,450
Industrial Conglomerates — 1.1%
3M Co.	16,700	$1,140,777
		$1,140,777
Insurance — 1.9%
ACE, Ltd.	20,000	$1,082,600
AFLAC, Inc.	16,600	975,250
		$2,057,850
Internet Software & Services — 3.1%
Google, Inc., Class A (1)	6,400	$2,563,328
Yahoo!, Inc. (1)	42,500	735,250
		$3,298,578
IT Services — 1.1%
MasterCard, Inc., Class A	6,900	$1,223,577
		$1,223,577
Leisure Equipment & Products — 0.9%
Mattel, Inc.	53,000	$956,120
		$956,120
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc. (1)	22,300	$1,226,500
		$1,226,500
Machinery — 1.6%
Danaher Corp.	14,300	$992,420
Illinois Tool Works, Inc.	17,300	768,985
		$1,761,405
Media — 3.0%
Comcast Corp., Class A	70,500	$1,383,915
Walt Disney Co.	59,300	1,819,917
		$3,203,832
Oil, Gas & Consumable Fuels — 4.2%
Devon Energy Corp.	13,600	$1,240,320
Exxon Mobil Corp.	12,682	984,884
Hess Corp.	14,400	1,181,952
XTO Energy, Inc.	24,000	1,116,480
		$4,523,636
Pharmaceuticals — 2.8%
Abbott Laboratories	31,500	$1,813,770
Johnson & Johnson	16,500	1,143,120
		$2,956,890

2

Semiconductors & Semiconductor Equipment — 5.5%
ASML Holding NV	80,900	$1,424,649
Atheros Communications, Inc. (1) (2)	42,000	990,360
Cypress Semiconductor Corp. (1)	45,400	236,988
Intel Corp.	107,000	2,004,110
Linear Technology Corp.	40,800	1,250,928
		$5,907,035
Software — 6.2%
McAfee, Inc. (1)	55,000	$1,867,800
Microsoft Corp.	111,420	2,973,800
Oracle Corp. (1)	89,500	1,817,745
		$6,659,345
Specialty Retail — 3.7%
Bed Bath & Beyond, Inc. (1)	35,500	$1,115,055
Best Buy Co., Inc.	44,400	1,665,000
Staples, Inc.	52,300	1,176,750
		$3,956,805
Textiles, Apparel & Luxury Goods — 1.8%
Nike, Inc., Class B	28,900	$1,933,410
		$1,933,410
Tobacco — 2.0%
Philip Morris International, Inc.	45,300	$2,178,930
		$2,178,930
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc., Class B	39,000	$1,296,360
		$1,296,360
Total Common Stocks (identified cost $103,545,285)		$105,157,264

Short-Term Investments — 4.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.77% (3) (4)	$1,845	$1,844,505
Cash Management Portfolio, 2.18% (3)	2,476	2,475,981
Total Short-Term Investments (identified cost $4,335,737)		$4,320,486
Total Investments — 101.7% (identified cost $107,881,022)		$109,477,750
Other Assets, Less Liabilities — (1.7)%		$(1,843,554)
Net Assets — 100.0%		$107,634,196

(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Porfolio for the fiscal year to date ended September 30, 2008 were $207,231 and $100,157, respectively.

(4)

The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan as of September 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of September 30, 2008, the Portfolio loaned securities having a market value of $1,820,291 and received $1,874,102 of cash collateral for the loans.

3

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,935,949
Gross unrealized appreciation	$8,688,683
Gross unrealized depreciation	(7,146,882)
Net unrealized appreciation	$1,541,801

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$108,351,138
Level 2	Other Significant Observable Inputs	1,126,612
Level 3	Significant Unobservable Inputs	—
Total		$109,477,750

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.

4

Eaton Vance Large-Cap Value Fund as of September 30, 2008 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2008, the value of the Fund’s investment in the Portfolio was $10,375,938,687 and the Fund owned 98.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 6.0%
General Dynamics Corp.	2,200,000	$161,964,000
Lockheed Martin Corp.	2,000,000	219,340,000
United Technologies Corp.	4,200,000	252,252,000
		$633,556,000
Auto Components — 1.2%
Johnson Controls, Inc.	4,000,000	$121,320,000
		$121,320,000
Biotechnology — 1.6%
Amgen, Inc. (1)	2,800,000	$165,956,000
		$165,956,000
Capital Markets — 3.3%
Franklin Resources, Inc.	1,800,000	$158,634,000
Morgan Stanley	3,250,000	74,750,000
State Street Corp.	2,000,000	113,760,000
		$347,144,000
Commercial Banks — 5.9%
PNC Financial Services Group, Inc.	1,500,000	$112,050,000
U.S. Bancorp	6,800,000	244,936,000
Wells Fargo & Co. (2)	7,000,000	262,710,000
		$619,696,000
Computers & Peripherals — 4.8%
Hewlett-Packard Co.	5,750,000	$265,880,000
International Business Machines Corp.	2,000,000	233,920,000
		$499,800,000
Diversified Financial Services — 5.3%
Bank of America Corp.	6,750,000	$236,250,000
JPMorgan Chase & Co.	6,750,000	315,225,000
		$551,475,000
Diversified Telecommunication Services — 4.5%
AT&T, Inc.	9,250,000	$258,260,000
Verizon Communications, Inc.	6,800,000	218,212,000
		$476,472,000
Electric Utilities — 3.5%
Edison International	4,000,000	$159,600,000
FirstEnergy Corp.	3,175,000	212,693,250
		$372,293,250
Energy Equipment & Services — 4.0%
Diamond Offshore Drilling, Inc.	850,000	$87,601,000
Halliburton Co.	2,700,000	87,453,000
National-Oilwell Varco, Inc. (1)	2,000,000	100,460,000
Transocean, Inc. (1)	1,350,000	148,284,000
		$423,798,000
Food & Staples Retailing — 4.8%
CVS Caremark Corp.	4,750,000	$159,885,000
Kroger Co. (The)	7,000,000	192,360,000
Safeway, Inc.	2,250,000	53,370,000
Wal-Mart Stores, Inc.	1,650,000	98,818,500
		$504,433,500
Food Products — 2.5%
Nestle SA	6,150,000	$266,487,149
		$266,487,149
Health Care Providers & Services — 0.9%
Aetna, Inc.	2,750,000	$99,302,500
		$99,302,500

1

Household Durables — 0.6%
Whirlpool Corp. (2)	800,000	$63,432,000
		$63,432,000
Household Products — 1.5%
Kimberly-Clark Corp.	2,400,000	$155,616,000
		$155,616,000
Industrial Conglomerates — 0.8%
General Electric Co.	3,250,000	$82,875,000
		$82,875,000
Insurance — 9.9%
ACE, Ltd.	1,250,000	$67,662,500
AFLAC, Inc.	2,400,000	141,000,000
Chubb Corp.	4,000,000	219,600,000
Lincoln National Corp.	2,650,000	113,446,500
MetLife, Inc.	4,000,000	224,000,000
Travelers Companies, Inc. (The)	6,000,000	271,200,000
		$1,036,909,000
Machinery — 2.0%
Caterpillar, Inc.	2,000,000	$119,200,000
Deere & Co.	1,800,000	89,100,000
		$208,300,000
Media — 3.5%
Comcast Corp., Class A	6,883,202	$135,117,255
Time Warner, Inc.	9,000,000	117,990,000
Walt Disney Co.	3,750,000	115,087,500
		$368,194,755
Metals & Mining — 2.2%
BHP Billiton, Ltd. ADR (2)	2,900,000	$150,771,000
Freeport-McMoRan Copper & Gold, Inc., Class B	1,500,000	85,275,000
		$236,046,000
Multi-Utilities — 1.9%
Public Service Enterprise Group, Inc.	5,950,000	$195,100,500
		$195,100,500
Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	2,050,000	$99,445,500
Apache Corp.	1,250,000	130,350,000
ConocoPhillips	2,650,000	194,112,500
Exxon Mobil Corp.	2,450,000	190,267,000
Hess Corp.	1,525,000	125,172,000
Occidental Petroleum Corp.	3,350,000	236,007,500
Williams Cos., Inc.	4,250,000	100,512,500
XTO Energy, Inc.	2,000,000	93,040,000
		$1,168,907,000
Pharmaceuticals — 5.4%
Abbott Laboratories	1,150,000	$66,217,000
Johnson & Johnson	3,500,000	242,480,000
Merck & Co., Inc.	3,550,000	112,038,000
Schering-Plough Corp.	7,750,000	143,142,500
		$563,877,500
Real Estate Investment Trusts (REITs) — 3.2%
AvalonBay Communities, Inc.	1,150,000	$113,183,000
Boston Properties, Inc.	1,050,000	98,343,000
Simon Property Group, Inc.	1,250,000	121,250,000
		$332,776,000
Road & Rail — 1.6%
Burlington Northern Santa Fe Corp.	1,800,000	$166,374,000
		$166,374,000
Specialty Retail — 2.6%
Best Buy Co., Inc.	3,250,000	$121,875,000
Staples, Inc.	4,500,000	101,250,000
TJX Companies, Inc. (The) (2)	1,750,000	53,410,000
		$276,535,000

2

Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	700,000	$46,830,000
		$46,830,000
Tobacco — 1.1%
Philip Morris International, Inc.	2,400,000	$115,440,000
		$115,440,000
Total Common Stocks (identified cost $9,992,074,420)		$10,098,946,154

Short-Term Investments — 5.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.77% (3) (4)	$189,894	$189,894,097
Cash Management Portfolio, 2.18% (3)	407,436	407,436,384
Total Short-Term Investments (identified cost $598,727,823)		$597,330,481
Total Investments — 101.8% (identified cost $10,590,802,243)		$10,696,276,635
Other Assets, Less Liabilities — (1.8)%		$(187,834,926)
Net Assets — 100.0%		$10,508,441,709

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at September 30, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 were $9,985,552 and $6,620,950, respectively.

(4)

The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan as of September 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of September 30, 2008, the Portfolio loaned securities having a market value of $185,880,455 and received $193,234,978 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,595,140,534
Gross unrealized appreciation	$687,259,644
Gross unrealized depreciation	(586,123,543)
Net unrealized appreciation	$101,136,101

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

3

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$10,429,789,486
Level 2	Other Significant Observable Inputs	266,487,149
Level 3	Significant Unobservable Inputs	—
Total		$10,696,276,635

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Real Estate Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.8%
Marriott International, Inc., Class A	750	$19,568
Starwood Hotels & Resorts Worldwide, Inc.	100	2,814
		$22,382
Other — 1.8%
Brookfield Properties Corp.	660	$10,454
		$10,454

Real Estate Investment Trusts — 88.9%

Security	Shares	Value
Health Care — 1.9%
Cogdell Spencer, Inc.	300	$4,812
Health Care, Inc.	125	6,654
		$11,466
Hotels & Resorts — 1.5%
DiamondRock Hospitality Co.	75	$682
Felcor Lodging Trust, Inc.	200	1,432
Host Hotels & Resorts, Inc.	520	6,911
		$9,025
Industrial — 7.3%
AMB Property Corp.	390	$17,667
Eastgroup Properties, Inc.	160	7,766
ProLogis	435	17,952
		$43,385
Mall — 15.1%
General Growth Properties, Inc.	25	$377
Macerich Company (The)	245	15,594
Simon Property Group, Inc.	615	59,655
Taubman Centers, Inc.	280	14,000
		$89,626
Office — 24.8%
Alexandria Real Estate Equities, Inc.	160	$18,000
Boston Properties, Inc.	440	41,210
Corporate Office Properties Trust	170	6,860
Douglas Emmett, Inc.	630	14,534
Duke Realty Corp.	145	3,564
Highwoods Properties, Inc.	375	13,335
Liberty Property Trust, Inc.	205	7,718
SL Green Realty Corp.	50	3,240
Vornado Realty Trust	420	38,199
		$146,660
Residential — 19.6%
American Campus Communities, Inc.	305	$10,333
AvalonBay Communities, Inc.	435	42,813
BRE Properties, Inc.	105	5,145

1

Camden Property Trust	140	6,420
Equity Residential	765	33,974
Essex Property Trust, Inc.	75	8,875
Mid-America Apartment Communities, Inc.	125	6,143
Post Properties, Inc.	75	2,098
		$115,801
Shopping Center — 11.8%
Acadia Realty Trust	450	$11,376
Equity One, Inc.	150	3,074
Federal Realty Investment Trust	260	22,256
Kimco Realty Corp.	515	19,024
Regency Centers Corp.	210	14,005
		$69,735
Storage — 6.9%
Public Storage, Inc.	370	$36,634
U-Store-It Trust	325	3,988
		$40,622
Total Real Estate Investment Trusts		$526,320
Total Common Stocks (identified cost $573,421)		$559,156

Closed-End Investment Companies — 0.8%

Security	Shares	Value
DWS RREEF Real Estate Fund, Inc.	180	$2,398
DWS RREEF Real Estate Fund II, Inc.	270	2,184
Total Closed-End Investment Companies (identified cost $4,785)		$4,582

Short-Term Investments — 7.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 2.18% (1)	$43	$43,162
Total Short-Term Investments (identified cost $43,162)		$43,162
Total Investments — 102.6% (identified cost $621,368)		$606,900
Other Assets, Less Liabilities — (2.6)%		$(15,305)
Net Assets — 100.0%		$591,595

(1)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 was $630.

The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$621,912
Gross unrealized appreciation	$32,351
Gross unrealized depreciation	(47,363)
Net unrealized depreciation	$(15,012)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

2

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$606,900
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
Total		$606,900

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Small-Cap Fund (1) as of September 30, 2008 (Unaudited)

Eaton Vance Small-Cap Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Small-Cap Portfolio (the Portfolio) (2) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2008, the value of the Fund’s investment in the Portfolio was $66,418,058 and the Fund owned approximately 80.5% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

(1) Effective September 1, 2008, the name of the Fund was changed from Eaton Vance Small-Cap Growth Fund.

(2) Effective September 1, 2008, the name of the Portfolio was changed from Small-Cap Growth Portfolio.

Small-Cap Portfolio (1)	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.2%

Security	Shares	Value
Aerospace & Defense — 2.8%
Alliant Techsystems, Inc. (2)	13,260	$1,245,644
Ceradyne, Inc. (2)	27,885	1,022,264
		$2,267,908
Capital Markets — 4.4%
Affiliated Managers Group, Inc. (2)	14,000	$1,159,900
Greenhill & Co., Inc.	15,170	1,118,787
Lazard, Ltd., Class A	31,910	1,364,472
		$3,643,159
Chemicals — 3.2%
Albemarle Corp.	18,650	$575,166
Terra Industries, Inc.	28,085	825,699
Zoltek Cos., Inc. (2)	72,030	1,232,433
		$2,633,298
Commercial Banks — 1.7%
Cullen/Frost Bankers, Inc.	23,140	$1,388,400
		$1,388,400
Commercial Services & Supplies — 2.3%
Clean Harbors, Inc. (2)	15,050	$1,016,627
EnergySolutions, Inc.	88,030	880,300
		$1,896,927
Communications Equipment — 0.7%
Comtech Telecommunications Corp. (2)	12,260	$603,682
		$603,682
Computer Peripherals — 1.7%
Stratasys, Inc. (2)	81,895	$1,430,706
		$1,430,706
Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	51,530	$991,437
Foster Wheeler, Ltd. (2)	12,410	448,125
		$1,439,562
Distributors — 1.6%
LKQ Corp. (2)	76,570	$1,299,393
		$1,299,393
Electrical Equipment — 3.3%
Baldor Electric Co.	38,860	$1,119,557
Energy Conversion Devices, Inc. (2)	11,440	666,380
Sunpower Corp., Class B (2)	13,971	964,728
		$2,750,665
Electronic Equipment, Instruments & Components — 3.0%
FLIR Systems, Inc. (2)	33,380	$1,282,460
National Instruments Corp.	39,250	1,179,462
		$2,461,922
Energy Equipment & Services — 6.1%
CARBO Ceramics, Inc.	9,320	$481,005
Hornbeck Offshore Services, Inc. (2)	24,705	954,107
ION Geophysical Corp. (2)	91,600	1,299,804
NATCO Group, Inc., Class A (2)	31,140	1,251,205
Willbros Group, Inc. (2)	38,301	1,014,976
		$5,001,097
Food Products — 1.7%
Ralcorp Holdings, Inc. (2)	20,810	$1,402,802
		$1,402,802
Health Care Equipment & Supplies — 7.1%
Analogic Corp.	24,420	$1,215,139
IDEXX Laboratories, Inc. (2)	6,770	370,996
Immucor, Inc. (2)	19,910	636,324
ResMed, Inc. (2)	28,320	1,217,760

1

West Pharmaceutical Services, Inc.	25,775	$1,258,336
Wright Medical Group, Inc. (2)	39,020	1,187,769
		$5,886,324
Health Care Providers & Services — 1.5%
VCA Antech, Inc. (2)	42,130	$1,241,571
		$1,241,571
Hotels, Restaurants & Leisure — 1.6%
Scientific Games Corp., Class A (2)	55,640	$1,280,833
		$1,280,833
Household Products — 1.1%
Church & Dwight Co., Inc.	14,115	$876,400
		$876,400
Insurance — 0.9%
Markel Corp. (2)	2,130	$748,695
		$748,695
IT Services — 1.4%
Euronet Worldwide, Inc. (2)	68,605	$1,147,762
		$1,147,762
Life Sciences Tools & Services — 1.3%
Bruker BioSciences Corp. (2)	79,380	$1,058,135
		$1,058,135
Machinery — 2.2%
Bucyrus International, Inc., Class A	17,600	$786,368
Titan International, Inc.	48,039	1,024,191
		$1,810,559
Media — 1.4%
Dolan Media Co. (2)	112,150	$1,131,594
		$1,131,594
Metals & Mining — 0.8%
Cleveland-Cliffs, Inc.	11,860	$627,868
		$627,868
Multiline Retail — 2.4%
Big Lots, Inc. (2)	28,980	$806,513
Dollar Tree, Inc. (2)	33,190	1,206,788
		$2,013,301
Oil, Gas & Consumable Fuels — 10.8%
Berry Petroleum Co., Class A	10,370	$401,630
Bill Barrett Corp. (2)	9,610	308,577
Forest Oil Corp. (2)	13,180	653,728
Foundation Coal Holdings, Inc.	33,650	1,197,267
Goodrich Petroleum Corp. (2)	31,790	1,385,726
Holly Corp.	13,940	403,145
Patriot Coal Corp. (2)	27,570	800,909
Penn Virginia Corp.	21,570	1,152,701
Petrohawk Energy Corp. (2)	38,340	829,294
Range Resources Corp.	13,160	564,169
St. Mary Land & Exploration Co.	34,160	1,217,804
		$8,914,950
Personal Products — 1.8%
Chattem, Inc. (2)	19,025	$1,487,375
		$1,487,375
Pharmaceuticals — 1.7%
Perrigo Co.	36,620	$1,408,405
		$1,408,405
Professional Service — 1.0%
Robert Half International, Inc.	34,410	$851,648
		$851,648
Road & Rail — 2.4%
Kansas City Southern (2)	17,000	$754,120
Landstar System, Inc.	28,430	1,252,626
		$2,006,746
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Energy Industries, Inc. (2)	64,720	$885,370
Atheros Communications, Inc. (2)	39,470	930,703

2

Cypress Semiconductor Corp. (2)	50,940	$265,907
Intersil Corp., Class A	53,820	892,336
ON Semiconductor Corp. (2)	171,965	1,162,483
Renesola, Ltd. ADR (2)	91,220	956,898
Varian Semiconductor Equipment Associates, Inc. (2)	38,110	957,323
Verigy, Ltd. (2)	68,970	1,122,832
		$7,173,852
Software — 5.1%
Mentor Graphics Corp. (2)	111,970	$1,270,860
Parametric Technology Corp. (2)	70,285	1,293,244
Sybase, Inc. (2)	40,429	1,237,936
Synopsys, Inc. (2)	21,240	423,738
		$4,225,778
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	30,870	$1,224,304
Collective Brands, Inc. (2)	56,740	1,038,909
		$2,263,213
Textiles, Apparel & Luxury Goods — 1.5%
Gildan Activewear, Inc. (2)	55,490	$1,264,062
		$1,264,062
Trading Companies & Distributors — 1.5%
GATX Corp.	31,310	$1,238,937
		$1,238,937
Total Common Stocks
(identified cost $81,063,948)		$76,877,529

Short-Term Investments — 9.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 2.18% (3)	$7,717	$7,717,433
Total Short-Term Investments (identified cost $7,717,433)		$7,717,433
Total Investments — 102.5% (identified cost $88,781,381)		$84,594,962
Other Assets, Less Liabilities — (2.5)%		$(2,070,526)
Net Assets — 100.0%		$82,524,436

ADR	—	American Depository Receipt
(1)		Effective September 1, 2008, the name of the Small-Cap Portfolio was changed from Small-Cap Growth Portfolio.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 was $74,881.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,778,030
Gross unrealized appreciation	$5,844,395
Gross unrealized depreciation	(10,027,463)
Net unrealized depreciation	$(4,183,068)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$84,594,962
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
Total		$84,594,962

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Small-Cap Value Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.0%

Security	Shares	Value
Auto Components — 1.9%
BorgWarner, Inc.	6,400	$209,728
Cooper Tire & Rubber Co.	22,700	195,220
		$404,948
Capital Markets — 1.4%
optionsXpress Holdings, Inc.	15,500	$301,010
		$301,010
Chemicals — 2.0%
RPM, Inc.	21,600	$417,744
		$417,744
Commercial Banks — 12.0%
First Midwest Bancorp, Inc.	20,200	$489,648
Glacier Bancorp, Inc.	5,100	126,327
National Penn Bancshares, Inc.	33,400	487,640
Prosperity Bancshares, Inc.	12,600	428,274
Sterling Bancshares, Inc.	50,200	524,590
Trustmark Corp.	22,600	468,724
		$2,525,203
Communications Equipment — 1.8%
Brocade Communications Systems, Inc. (1)	54,000	$314,280
NETGEAR, Inc. (1)	3,800	57,000
		$371,280
Construction & Engineering — 1.5%
Pike Electric Corp. (1)	20,800	$306,384
		$306,384
Containers & Packaging — 2.1%
AptarGroup, Inc.	11,200	$438,032
		$438,032
Electric Utilities — 4.2%
Cleco Corp.	17,300	$436,825
Westar Energy, Inc.	19,300	444,672
		$881,497
Electrical Equipment — 2.1%
A.O. Smith Corp.	11,500	$450,685
		$450,685
Electronic Equipment, Instruments & Components — 1.7%
Technitrol, Inc.	24,800	$366,792
		$366,792
Energy Equipment & Services — 2.5%
Bristow Group, Inc. (1)	5,200	$175,968
Oil States International, Inc. (1)	5,100	180,285
Parker Drilling Co. (1)	22,100	177,242
		$533,495
Food & Staples Retailing — 2.1%
BJ’s Wholesale Club, Inc. (1)	11,200	$435,232
		$435,232
Food Products — 1.5%
Chiquita Brands International, Inc. (1)	20,200	$319,362
		$319,362

1

Gas Utilities — 3.2%
Piedmont Natural Gas Co., Inc.	21,200	$677,552
		$677,552
Health Care Equipment & Supplies — 4.1%
Teleflex, Inc.	6,700	$425,383
West Pharmaceutical Services, Inc.	8,800	429,616
		$854,999
Health Care Providers & Services — 2.0%
Owens & Minor, Inc.	8,500	$412,250
		$412,250
Hotels, Restaurants & Leisure — 1.9%
Jack in the Box, Inc. (1)	19,300	$407,230
		$407,230
Household Durables — 1.5%
Tupperware Brands Corp.	11,300	$312,219
		$312,219
Household Products — 2.1%
Church & Dwight Co., Inc.	7,000	$434,630
		$434,630
Insurance — 5.8%
IPC Holdings, Ltd.	17,100	$516,591
Protective Life Corp.	13,500	384,885
Zenith National Insurance Corp.	8,400	307,776
		$1,209,252
IT Services — 1.1%
Ness Technologies, Inc. (1)	21,100	$242,017
		$242,017
Leisure Equipment & Products — 1.6%
RC2 Corp. (1)	16,600	$332,000
		$332,000
Machinery — 6.1%
Albany International Corp., Class A	5,000	$136,650
Barnes Group, Inc.	8,400	169,848
Nordson Corp.	8,600	422,346
Trinity Industries, Inc.	6,200	159,526
Wabtec Corp.	7,500	384,225
		$1,272,595
Oil, Gas & Consumable Fuels — 3.3%
Penn Virginia Corp.	5,100	$272,544
Rosetta Resources, Inc. (1)	13,500	247,860
Walter Industries, Inc.	3,500	166,075
		$686,479
Personal Products — 2.0%
Chattem, Inc. (1)	5,500	$429,990
		$429,990
Pharmaceuticals — 3.1%
Sciele Pharma, Inc.	21,200	$652,748
		$652,748
Professional Services — 1.3%
School Specialty, Inc. (1)	8,500	$265,115
		$265,115
Real Estate Investment Trusts (REITs) — 2.2%
Senior Housing Properties Trust	19,600	$467,068
		$467,068

2

Semiconductors & Semiconductor Equipment — 2.8%
Diodes, Inc. (1)	12,475	$230,164
ON Semiconductor Corp. (1)	51,800	350,168
		$580,332
Software — 1.1%
THQ, Inc. (1)	18,500	$222,740
		$222,740
Specialty Retail — 0.9%
Stage Stores, Inc.	13,600	$185,776
		$185,776
Textiles, Apparel & Luxury Goods — 3.8%
Carter’s, Inc. (1)	27,300	$538,629
Hanesbrands, Inc. (1)	12,300	267,525
		$806,154
Thrifts & Mortgage Finance — 3.3%
Astoria Financial Corp.	10,100	$209,373
First Niagara Financial Group, Inc.	30,200	475,650
		$685,023
Total Common Stocks (identified cost $17,786,849)		$18,887,833
Total Investments — 90.0% (identified cost $17,786,849)		$18,887,833
Other Assets, Less Liabilities — 10.0%		$2,101,665
Net Assets — 100.0%		$20,989,498

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,789,319
Gross unrealized appreciation	$2,607,606
Gross unrealized depreciation	(1,509,092)
Net unrealized appreciation	$1,098,514

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$18,887,833
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
Total		$18,887,833

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Special Equities Fund as of September 30, 2008 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2008, the value of the Fund’s investment in the Portfolio was $93,941,761 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Special Equities Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 2.9%
Alliant Techsystems, Inc. (1)	15,030	$1,411,918
Ceradyne, Inc. (1)	35,715	1,309,312
		$2,721,230
Capital Markets — 4.7%
Affiliated Managers Group, Inc. (1)	17,170	$1,422,534
Greenhill & Co., Inc.	17,190	1,267,762
Lazard, Ltd., Class A	39,220	1,677,047
		$4,367,343
Chemicals — 2.2%
Albemarle Corp.	21,370	$659,051
Terra Industries, Inc.	24,995	734,853
Zoltek Cos., Inc. (1)	40,810	698,259
		$2,092,163
Commercial Banks — 1.6%
Cullen/Frost Bankers, Inc.	24,410	$1,464,600
		$1,464,600
Commercial Services & Supplies — 2.0%
Clean Harbors, Inc. (1)	15,150	$1,023,383
EnergySolutions, Inc.	87,000	870,000
		$1,893,383
Communications Equipment — 1.5%
Harris Corp.	31,340	$1,447,908
		$1,447,908
Computer Peripherals — 1.9%
Stratasys, Inc. (1)	101,000	$1,764,470
		$1,764,470
Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	51,260	$986,242
Foster Wheeler, Ltd. (1)	19,710	711,728
		$1,697,970
Distributors — 1.7%
LKQ Corp. (1)	91,590	$1,554,282
		$1,554,282
Electrical Equipment — 3.4%
Baldor Electric Co.	45,960	$1,324,108
Energy Conversion Devices, Inc. (1)	13,380	779,385
Sunpower Corp., Class B (1)	15,834	1,093,320
		$3,196,813
Electronic Equipment & Instruments — 2.5%
FLIR Systems, Inc. (1)	36,670	$1,408,861
National Instruments Corp.	32,040	962,802
		$2,371,663
Energy Equipment & Services — 6.1%
CARBO Ceramics, Inc.	10,660	$550,163
Hornbeck Offshore Services, Inc. (1)	28,250	1,091,015
ION Geophysical Corp. (1)	100,440	1,425,244
NATCO Group, Inc., Class A (1)	35,010	1,406,702
Willbros Group, Inc. (1)	45,677	1,210,441
		$5,683,565

1

Food Products — 1.1%
Ralcorp Holdings, Inc. (1)	14,960	$1,008,454
		$1,008,454
Health Care Equipment & Supplies — 6.6%
Analogic Corp.	24,210	$1,204,690
IDEXX Laboratories, Inc. (1)	10,540	577,592
Immucor, Inc. (1)	25,620	818,815
ResMed, Inc. (1)	17,870	768,410
West Pharmaceutical Services, Inc.	28,010	1,367,448
Wright Medical Group, Inc. (1)	49,476	1,506,049
		$6,243,004
Health Care Providers & Services — 1.6%
VCA Antech, Inc. (1)	49,940	$1,471,732
		$1,471,732
Hotels, Restaurants & Leisure — 1.6%
Scientific Games Corp., Class A (1)	64,270	$1,479,495
		$1,479,495
Household Products — 1.5%
Church & Dwight Co., Inc.	22,954	$1,425,214
		$1,425,214
Insurance — 1.4%
Markel Corp. (1)	2,460	$864,690
W. R. Berkley Corp.	20,450	481,598
		$1,346,288
Internet Software & Services — 1.3%
VeriSign, Inc. (1)	47,880	$1,248,710
		$1,248,710
IT Services — 1.6%
Euronet Worldwide, Inc. (1)	89,100	$1,490,643
		$1,490,643
Life Sciences Tools & Services — 1.5%
Bruker Corp. (1)	101,960	$1,359,127
		$1,359,127
Machinery — 2.5%
Bucyrus International, Inc., Class A	23,560	$1,052,661
Titan International, Inc.	61,810	1,317,789
		$2,370,450
Media — 1.4%
Dolan Media Co. (1)	128,850	$1,300,097
		$1,300,097
Metals & Mining — 1.4%
Cleveland-Cliffs, Inc.	19,070	$1,009,566
Yamana Gold, Inc.	40,654	338,648
		$1,348,214
Multiline Retail — 2.6%
Big Lots, Inc. (1)	33,210	$924,234
Dollar Tree, Inc. (1)	42,710	1,552,936
		$2,477,170
Oil, Gas & Consumable Fuels — 13.2%
Berry Petroleum Co., Class A	11,880	$460,112
Bill Barrett Corp. (1)	13,420	430,916
Denbury Resources, Inc. (1)	53,700	1,022,448
Forest Oil Corp. (1)	21,500	1,066,400
Foundation Coal Holdings, Inc.	27,330	972,401
Goodrich Petroleum Corp. (1)	29,820	1,299,854

2

Holly Corp.	16,030	$463,588
Patriot Coal Corp. (1)	33,060	960,393
Penn Virginia Corp.	25,860	1,381,958
Petrohawk Energy Corp. (1)	64,630	1,397,947
Range Resources Corp.	31,890	1,367,124
St. Mary Land & Exploration Co.	35,400	1,262,010
Walter Industries, Inc.	7,340	348,283
		$12,433,434
Personal Products — 0.8%
Chattem, Inc. (1)	9,685	$757,173
		$757,173
Pharmaceuticals — 1.9%
Perrigo Co.	45,440	$1,747,622
		$1,747,622
Professional Service — 1.1%
Robert Half International, Inc.	41,250	$1,020,938
		$1,020,938
Road & Rail — 2.9%
Kansas City Southern (1)	27,340	$1,212,802
Landstar System, Inc.	33,885	1,492,973
		$2,705,775
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Energy Industries, Inc. (1)	70,505	$964,508
Atheros Communications, Inc. (1)	50,140	1,182,301
Cypress Semiconductor Corp. (1)	57,730	301,351
Intersil Corp., Class A	63,935	1,060,042
ON Semiconductor Corp. (1)	206,160	1,393,642
Renesola, Ltd. ADR (1)	109,360	1,147,186
Varian Semiconductor Equipment Associates, Inc. (1)	29,780	748,074
Verigy, Ltd. (1)	84,490	1,375,497
		$8,172,601
Software — 4.8%
Mentor Graphics Corp. (1)	150,360	$1,706,586
Parametric Technology Corp. (1)	83,830	1,542,472
Sybase, Inc. (1)	26,344	806,653
Synopsys, Inc. (1)	24,410	486,980
		$4,542,691
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	32,430	$1,286,174
Collective Brands, Inc. (1)	65,180	1,193,446
		$2,479,620
Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc. (1)	71,400	$1,626,492
		$1,626,492
Thrifts & Mortgage Finance — 1.6%
Sovereign Bancorp, Inc.	381,260	$1,505,977
		$1,505,977
Trading Companies & Distributors — 1.6%
GATX Corp.	37,170	$1,470,817
		$1,470,817
Total Common Stocks (identified cost $97,033,412)		$93,287,128

3

Short-Term Investments — 1.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 2.18% (2)	$1,700	$1,699,600
Total Short-Term Investments (identified cost $1,699,600)		$1,699,600
Total Investments — 101.1% (identified cost $98,733,012)		$94,986,728
Other Assets, Less Liabilities — (1.1)%		$(1,044,938)
Net Assets — 100.0%		$93,941,790

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  September 30, 2008. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 was $63,182.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,708,332
Gross unrealized appreciation	$9,300,725
Gross unrealized depreciation	(13,022,329)
Net unrealized depreciation	$(3,721,604)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$94,986,728
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
Total		$94,986,728

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008